Summary of Significant Accounting Policies - Revenue, Remaining Performance Obligation and Deferred Revenue (Details) (Imported) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Long term deferred revenue	$ 16.1		$ 14.3	$ 10.7
Revenue recognized	$ 49.7	$ 22.2	$ 81.6	$ 77.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period			12 months
Remaining performance obligation, revenue expected to be recognized			$ 283.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period	6 months
Remaining performance obligation, revenue expected to be recognized	$ 159.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period	1 year		12 months
Remaining performance obligation, revenue expected to be recognized	$ 302.7		$ 264.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period	1 year		72 months
Remaining performance obligation, revenue expected to be recognized	$ 287.4		$ 817.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period	5 years
Remaining performance obligation, revenue expected to be recognized	$ 654.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Expected timing of satisfaction period			60 months
Remaining performance obligation, revenue expected to be recognized	$ 146.1		$ 146.1